Revenue from contracts with customers (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Contract balances [Line Items]
Accounts Receivable, Net	SFr 769	SFr 777	SFr 865
Contract with Customer, Liability	59	58	55
Contract with Customer, Liability, Revenue Recognized	10	14	9
Contact with customer, Revenue recognized in the reporting period from performance obligations satisfied in previous periods	0
Bank
Contract balances [Line Items]
Accounts Receivable, Net	802	792	865
Contract with Customer, Liability	59	58	55
Contract with Customer, Liability, Revenue Recognized	10	SFr 14	SFr 9
Contact with customer, Revenue recognized in the reporting period from performance obligations satisfied in previous periods	SFr 0